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                                                                          [LOGO]
                                                                    THE HARTFORD

July 29, 2008

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549-4644
Attention: Division of Investment Management

Re: See Exhibit A

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify that:

       1. The Prospectus and Statement of Additional Information that would have been filed, on behalf of the Registrant, under paragraph (c) under this section did not differ from that contained in the Registrant's most recent post-effective amendment; and

       2. The text of the Registrant's most recent post-effective amendment has been filed electronically with the Securities and Exchange Commission on July 23, 2008.

If you have any additional questions, please feel free to contact me at (860) 843-8697.

Sincerely,

/s/ Krystal Miarecki

Krystal Miarecki
Legal Specialist


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HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT VL I:

333-50280               Stag Accumulator Variable Universal Life (Series I &
                        I.5)
333-94617               Stag Protector Variable Universal Life (Series I & I.5)
333-109529              Stag Accumulator II
333-109530              Stag Protector II
333-110550              Hartford Quantum Life

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY SEPARATE ACCOUNT VL I:

333-82866               Stag Wall Street Variable Universal Life (Series I & II)
333-93319               Stag Accumulator Variable Universal Life (Series I &
                        I.5)
333-83057               Stag Protector Variable Universal Life (Series I & I.5)
333-07471               Stag Accumulator II / Stag Variable Life Artisan
333-88787               Stag Protector II
333-110548              Hartford Quantum Life

HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT VL II:

333-88261               Stag Variable Life Last Survivor II (Series I & II)
333-131135              Hartford Variable Universal Life Last Survivor

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY SEPARATE ACCOUNT VL II:

333-67373               Stag Variable Life Last Survivor II (Series I & II)
333-131133              Hartford Variable Universal Life Last Survivor